PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES
PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES

NOTE 29 — PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES

The Company and its subsidiaries are parties to several lawsuits in progress in the judicial sphere, mainly in the labor and civil spheres, which are at various stages of judgment.

29.1 - Provisions

The Company sets up provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made in the following amounts:

	12/31/2019	12/31/2018
Current
Civil	1,030,288	884,044
Labor	1,200	45,611
Tax	—	1,709
	1,031,488	931,364
Non-current
Civil	22,104,427	21,327,263
Labor	1,774,298	1,522,207
Tax	336,213	346,825
	24,214,938	23,196,295
	25,246,426	24,127,659

These provisions had, during this year, the following evolution:

Balance on December 31, 2018	24,127,659
Establishment of provisions	2,630,645
Reversal of provisions	(888,050)
Monetary correction	1,204,640
Retirements	(35,837)
Payments	(1,792,631)
Balance on December 31, 2019	25,246,426

The constitution and reversal of the provision for contingencies were recorded in the income statement as Operating Provisions (see note 38).

Summary of the main proceedings:

29.1.1 - Civil

As of December 31, 2019, the Company and its subsidiaries have civil lawsuits of R$ 23,134,716 (R$ 22,211,307 as of December 31, 2018), which is the probable estimate of outflow of funds to settle these proceedings.

Civil lawsuits mainly argue for monetary restatement on the Compulsory Loan, proceedings resulting from payments, fines and charges for alleged delays and defaults, collective actions for putative securities, and civil lawsuits concerning the consumption relationship, related to moral and material damages arising mainly from irregularities in the measurement of consumption and undue charges according to the main proceedings described below:

•    Compulsory Loan - Judgment on Special Appeal, by the STJ (Superior Court of Justice)

The Compulsory Loan on Electric Power Consumption, established by Law 4,156/1962, was intended to generate funds for the expansion of the Brazilian electric power sector, and was extinguished by Law 7,181, of December 20, 1983, which set the date of December 31, 1993 as the collection deadline.

There is a significant litigation involving the Company, where the largest number of lawsuits have the purpose of challenging the monetary restatement criteria of the Compulsory Loan book-entry credits on electric power consumption, determined by the law governing the Compulsory Loan and applied by the Company, and the application of inflationary purges arising from economic plans implemented in Brazil. As of December 31, 2019, the Company had 3,975 lawsuits related to this matter provisioned.

The credits from the Compulsory Loan were substantially paid by the Company through share conversions held at shareholders' meetings, on April 20, 1988, April 26, 1990, April 28, 2005 and April 30, 2008, respectively.

The divergence on the criteria for monetary restatement of the referred credits was brought to the STJ, and the question of merit was decided by that Court, through repetitive appeals embodied in Special Appeal 1,003,955/RS and Special Appeal 1,028,592/RS and Motion for Resolution in Special Appeal 826,809/RS. After the judgment and publication of the collegiate decision on the repetitive theme by the STJ, the same solution should be applied to other processes that have identical theses.

The matter, however, is currently subject to appeals in the Federal Supreme Court (STF), which are pending judgment.

Even though the matter was submitted to the STF, in view of the precedents of the STJ, the lawsuits filed have had their normal course and, consequently, there have been several convictions to the payment of monetary restatement differences and interest rates of 6% per year, the latter as a reflection of monetary restatement differences. As a result, Eletrobras has been the target of executions, and there is disagreement with the plaintiffs as to how to determine the amount due, especially with regard to the application of the 6% p.a. interest after the General Meeting of conversion of these credits into shares and the five-year term for the collection of said interest.

Eletrobras, in the scope of these processes, has recorded provisions related to: (i) difference in principal due to monetary restatement criteria, (ii) reflex remuneration interest; and (iii) application of default interest (substantially the SELIC Rate).

	12/31/2019	12/31/2018
Principal	6,128,374	6,372,806
Compensatory interest	1,714,617	1,741,409
Default interest	9,718,620	9,827,697
	17,561,611	17,941,912

The most relevant controversy concerns the continued application of reflex interest rates of 6% per year after the conversion General Meeting. Pursuant to the current precedent of the STJ (repetitive appeals in Special Appeal 1,003,955/RS and Motion for Resolution in Special Appeal 826,809/RS), the reflexive interest of 6% per year ceases on the date of the conversion General Meeting, subject to the five-year limitation.

The difference in monetary restatement calculated on the date of the conversion General Meeting (if any), as it is a legal dispute, now includes the charges of the judicial debts, i.e. IPCA-E until the beginning of the incidence of SELIC. The SELIC rate is applied to the amount of the principal and the reflected remuneration interest, from the conversion General Meeting or date of summons, whichever is later. The Company, except for specific judicial determination, adopts this understanding.

Through the Motion for Resolution in Special Appeal No. 790,288/PR, by the STJ, a taxpayer obtained, on June 12, 2019, a favorable decision, by vote of 5 ministers out of the total of 9 voting ministers, to have, in the specific process, the remuneration interest rate of 6% per year, continuously from the 143rd Extraordinary General Meeting, of June 30, 2005, until the effective payment, accumulating with the SELIC rate. Regarding this decision, appeals may be filed by the Company.

In this sense, the Company has already filed an appeal called motion for clarification, clarifying the impossibility of cumulating interest with the SELIC rate and also informing that the judgment mentioned above, unfavorable to Eletrobras, has no effect of repetitive appeal, pursuant to Article 1,036 of the Civil Procedure Code, that is, it has no binding effect for the other legal proceedings that deal with the subject, contrary to the precedent arising from Special Appeal 1,003,955/RS and Motion for Resolution in Special Appeal 826,809/RS. These last two appeals, which are those adopted by Eletrobras to estimate its provision, were judged by the STJ as repetitive appeals, of general repercussion, and, therefore, must be considered for the other lawsuits that deal with this specific issue, according to the Brazilian legislation.

In this context, we identified that, in subsequent judgments, in other legal proceedings on the same topic, the understanding of the restriction of the application of 6% interest payments until the date of the Meeting was maintained, which reinforces the aforementioned understanding of the Company (Special Appeal No. 1,818,653/RS, Special Appeal No. 1,804,433/RS, Motion for Clarification in Special Appeal 1,659,030/RS, Interlocutory Appeal in Special Appeal 785,344/PR (ruling), Motion for Clarification in Appeal Special No. 1,702,937/RS and Motion for Clarification in Special Appeal No. 866,941/PR, under the terms of the previous Special Appeal No. 1,003,955/RS).

Therefore, the aforementioned process No. 790,288/PR, which had an unfavorable decision for Eletrobras, is not decisive to influence the estimate made by the Company's management with regard to the provision, now recognized in this  financial information, and will be the object of appeals by the Company.

Eletronorte

•Action for compensation - Sul América Companhia Nacional de Seguros

This is regarding the reimbursement of amounts to Sul América due to the payment made to Albrás Alumínio Brasileiro S.A. for the incident suffered as a result of the interruption of the electric energy supply. In a Special Appeal, Eletronorte was condemned to the entire obligation. This decision was challenged through Motion for Clarification, which is pending judgment. The balance of the provision as of December 31, 2019 amounts to R$ 363,412 (R$ 351,575 as of December 31, 2018).

Chesf

•Partial nullity of an amendment (Factor K of analytical price correction)

Chesf is the plaintiff of a lawsuit in which it asks for the declaration of partial nullity of an amendment (Factor K of analytical price correction) to the civil works contract of the Xingó Hydroelectric Power Plant, signed with the consortium formed by Companhia Brasileira de Projetos e Obras - CBPO, Construções e Comércio and Mendes Júnior Engenharia S.A. - CONSTRAN S.A. (defendants in this process) and the return of amounts paid, as a Factor K, in the amount of approximately R$ 350,000 (values at the time, converted into reais), in double. The defendants, in addition to contesting the deed, pleaded the conviction of Chesf to overdue payments resulting from the same contractual amendment, not timely settled by the Company (partial disallowance of Factor K between July 1990 and December 1993 and full suspension of payment of Factor K, from January 1994 to January 1996).

After procedural processing in the ordinary instances, Chesf's action was dismissed and the defendants' counterclaim was upheld, both decisions rendered by the TJPE.

The lawsuit is pending before the STJ due to an appeal by Chesf. In August 2010, the majority ruled it dismissed, which was subsequently the subject of the first Motion for Clarification by all parties, now ruled (Chesf's appeal was dismissed; the plaintiffs' appeal was partially upheld, in relation to defeat fees), and also of the second Motion for Clarification by all parties, equally judged now, and again a Motion for Clarification was filed by Chesf, which was rejected with a fine of 0.01% of the value in question. Subsequently, Chesf, within the legal period, filed a Motion for Resolution and an Extraordinary Appeal: the Motion for Resolution, due to its specific particularities, depends on the assessment in part by the Special Court and in part by the first section, both of the same STJ - before the special court of the STJ, it was ruled unfounded in February 2016, and currently the same Motion for Resolution awaits consideration by the STJ; filed at the same time but destined for the STF, it will only be considered in due time after the end of the appreciation of the Motion for Resolution in all its internal instances of the STJ.

On the other hand, a procedure of "Provisional compliance with the sentence", proposed by the same parties opposing Chesf in the case, is proceeding in the first instance, where:

•

There was a calculation of the judicial accountant approved by the court (although applying updating criteria that are manifestly wrong for the case) fixing (provisionally) the amount of the principal sentence (for April 2015) at approximately R$ 1,035 million;

•	Chesf presented an “insurance guarantee” that was originally accepted by the prosecuting court, but, in appeal, refused by the TJPE;
•	Until December 2016, Chesf's bank financial assets were attached in the amount of approximately R$ 500 million; and
•	Chesf filed review appeals and claims pending consideration by the TJPE.

In December 2016, in view of a new appeal filed by Chesf pending before the STJ and related to that same ordinary proceeding (settlement action), a decision was obtained that results in the extinction/suspension of the settlement action and the provisional execution action (this being due to the settlement action), the entire amount hitherto blocked/pledged being consequently released in full, in favor of Chesf. The final judgment was initiated with a single vote against Chesf (the judgment was subsequently suspended).

Chesf updated the provision in the amount of R$ 1,287,047 (R$ 1,293,550 as of December 31, 2018) and other additional items in the amount of R$ 128,805 (R$ 129,355 as of December 31, 2019) in relation to the amount of the sentence regarding defeat fees in favor of the patrons of the parties opposing Chesf. Taking especially as a reference, the decision expressed by the TJPE in a settlement action, currently in progress before the STJ, awaiting processing and judgment with attribution of suspensive effect on the appeal as mentioned above, and the amounts for which there is a conviction of inappropriateness/inapplicability to the case. There is no time estimate for the outcome of this dispute.

•	GSF (Generation Scaling Factor) - Hydrological risk

The GSF is a systemic index that indicates the amount of energy generated by all hydraulic plants participating in the Energy Relocation Mechanism (MRE) of the National Interconnected System (SIN) in relation to the total physical guarantee of the MRE. In July 2015, Chesf was charged under the rules adopted by the CCEE to apportion the default value of other agents due to GSF exposure, even though it did not cause the problem. Chesf then started legal proceedings and obtained, through an injunction, the neutrality of the effects of the apportionment of injunctions of other agents and of the GSF, less than 95% in the accounting in the Short-Term Market - MCP.

Since then, regardless of the value of GSF that occurred in that period, Chesf has been perceiving, in the amounts recorded in the MCP, a “credit” arising from the effects of the injunction granted. The amounts correspond to the ballast of the non-quota plants, under the scope of the MRE, namely: the Sobradinho Plant and a portion of energy not allocated to the quota regime of the other Chesf plants. Considering that the hydrological risks for non-quota plants, according to current legislation, are attributed to hydraulic generators, Chesf considers that the effects of the injunction can be promptly lifted, with the immediate consequence of the “return”, through accounting in the MCP, of the amounts perceived in settlements, since 2015, when the injunction was issued. Therefore, the company has been provisioning the amounts that are being credited monthly to Chesf in the settlement at CCEE resulting from the GSF limitation imposed by said injunction.

Replies were made to Aneel's and the Federal Government's complaints, and the interlocutory appeal was filed by the Federal Government, counteracted by Chesf in July 2019. In October 2019, the active suspensive effect was granted in favor of the Federal Government. In November 2019, Chesf filed a motion for clarification, whose provision was denied, confirming, however, that the effects of the decision would not be retroactive. In December 2019, Chesf filed an interlocutory appeal. In the first degree, the migration of the process to the Electronic Judicial Process (PJe) was determined, and it was concluded for the sentence. Chesf has a provision in its non-current liabilities to support eventual losses in the amount of R$ 1,084,386 (R$ 831,352 as of December 31, 2018).

29.1.2 - Tax

As of December 31, 2019, the Company and its subsidiaries have tax lawsuits of R$ 336,213 (R$ 348,534 as of December 31, 2018), which is the probable estimate of funds to settle these proceedings.

Tax proceedings mainly discuss PIS and COFINS offsets, collection of undue social security contributions, assessments for the extemporaneous bookkeeping of ICMS credits, requirements for ICMS credit reversal on energy losses, use of ICMS credit due to CCC subsidies, in addition to various tax foreclosures and processes in which consumers seek reimbursement of the paid public lighting fee.

29.1.3 - Labor

As of December 31, 2019, the Company and its subsidiaries have labor lawsuits of R$ 1,775,497 (R$ 1,567,818 as of December 31, 2018), which is the probable estimate of disbursement of funds to settle these proceedings.

Labor proceedings are mainly discussed in lawsuits brought by employees of service providers, linked to issues related to labor and employment relations.

29.2 - Contingent Liabilities

Additionally, the Company has lawsuits assessed as possible losses in the following amounts:

	12/31/2019	12/31/2018
Civil	31,817,331	18,591,346
Labor	5,900,822	5,145,030
Tax	12,131,337	11,339,924
	49,849,489	35,076,300

29.2.1 - Civil

As of December 31, 2019, the Company and its subsidiaries have civil lawsuits of R$ 31,817,331 (R$ 18,591,346 as of December 31, 2018), the likelihood of loss being possible, where no provision is made.

•    Compulsory Loan - Judgment on Special Appeal, by the STJ (Superior Court of Justice)

Notwithstanding the restricted effect of the aforementioned proceeding in note 29.1.1, depending on its final outcome, it could generate reflexive legal arguments on the current repetitive appeal (Special Appeal 1,003,955/RS), on which Eletrobras relies to make its provision estimates. If there is any change in the current case law of the STJ to the detriment of Eletrobras, specifically regarding the application of remuneration interest after the conversion meeting, the measurement of the provision could be increased, in the Company's best estimate, based on the current provisioned lawsuits and available information, at R$ 11,070,703 as of December 31, 2019. The Company did not make a provision for this amount, as it believes that the likelihood of loss of these claims is possible.

•    El Paso Rio Negro Energia

Manaus Energia S.A., now Amazonas Distribuidora de Energia S.A., successor to the rights and obligations of that company, signed contracts with Independent Electric Energy Producers (PIEs) El Paso Rio Negro Energia Ltda and El Paso Amazonas Energia Ltda in January 2005, for the supply of electric energy to the Manaus electric energy system, which ended in January 2008 and had Eletrobras as guarantor.  The first enforcement action distributed was filed by El Paso Rio Negro, whose lawsuit was filed under No. 39286-87.2009.4.01.3400, against the guarantor Eletrobras alone, aimed at the payment of R$ 76,498. Of this amount, the amount of R$ 73,940 refers to invoices issued and unpaid - disallowed due to administrative processes, and R$ 2,557 resulting from updates due to the late payment of previous invoices, values updated only for the date of filing the lawsuit in 2009.

In the first degree, the magistrate partially upheld the request, and currently the process is pending before the second degree of jurisdiction (Regional Federal Court), awaiting judgment. The updated amount of the claim as of December 31, 2019 is R$ 435,243 (R$ 423,929 as of December 31, 2018).

Eletronorte

•     Collection by CNEC of monetary correction and interest for late payment

Collection lawsuit filed by CNEC - Consórcio Nacional de Engenheiros Consultores S.A., aiming to receive monetary correction and interest for late payment of invoices, due to the monetary correction disproportionate to the real value of the currency, for the suppression and use of indexes not in line with the contractual reality. Eletronorte maintains that the parties have made a composition of all their pending matters by signing a “Debt Recognition, Consolidation and Payment Agreement and other covenants,” and that the claimed right is prescribed and settled. As of December 31, 2019, the updated amount of the claim is R$ 503,653, as the expert calculations determined the amount of R$ 460,427 (R$ 1,154,122 as of December 31, 2018).

CGTEE

•    Collection of obligations arising from loans - Banco KfW

Banco KfW postulates the collection of obligations arising from the unfavorable loans of CGTEE, which was the guarantor of the referred loan, considering the overdue amortizations (contractual fines accounted for), overdue loan interest, late payment interest on overdue amortization and indemnity for damage.

The next step will be KfW's statement about the appeal. This action has a value of R$ 366,612 as of December 31, 2019 (R$ 389,749 as of December 31, 2018), not provisioned.

Chesf

•    Environmental damage - Associação de Pescadores do Povoado Cabeço e Saramém

Public civil action filed against the Company by Associação Comunitária do Povoado do Cabeço e Adjacências, in the amount of R$ 368,548, with the objective of obtaining financial compensation due to alleged environmental damages caused to fishermen in Cabeço, downstream of Xingó and resulting from the construction of this Plant.

The passive pole of the action included IBAMA, IMA-AL, CRA-BA, the Federal Government and Adema-SE. On the other hand, a public civil action filed against Chesf by Associação de Pescadores do Povoado Cabeço e Saramém was also in progress, to which the amount of R$ 309,114 was attributed for the same purposes as the previously mentioned claim. In April 2008, a sentence was passed recognizing the Federal Court's competence to process and judge the deed. In February 2009, the two actions were considered to be procedurally related and started to be processed together. The two expert reports were made available to Chesf in December 2015.

The opinion of Chesf's technical assistants, who challenged the expert reports, was presented in both lawsuits in May 2016. In turn, Chesf's final allegations were filed in September 2016, with the processes being concluded for judgment in December 2018 and having provided for the migration of the process to the PJe system on January 24, 2019. On May 21, 2019, after digitization, a court ruled that the deed should be concluded again for sentence.

Chesf classified the risk of loss as possible, in the estimated amount of R$ 715,673 (R$ 715,673 as of December 31, 2018).

•    Nullity of the union agreement

Public civil action proposed by the Federal Prosecutor's Office (MPF), which, in summary, seeks to obtain a judicial decree declaring the non-existence of the Amendment to the 1986 Agreement, signed in 1991 between Chesf and the representatives of the Rural Workers Union Pole of the region of the São Francisco river. The amount attributed to the claim was R$ 1,000,000. A judgment was handed down declaring the 1991 agreement between Chesf and the Union Pole to be null and void, which changed the VMT calculation method to the equivalent of 2.5 minimum wages; as well as to determine the payment of the differences found, since 1991, between the amount actually paid and the value of 2.5 minimum wages, monetarily corrected and plus default interest for each family that received or still receives the VMT, for the respective period that have received and that belong to the territorial jurisdiction of this Judicial Subsection, except for the cases of resettlers who have signed the terms of extrajudicial agreements and the public deed of donation with the defendant, renouncing the benefits of VMT, and removed the right of interested parties to the perception of installments affected by the five-year prescription, as from the filing of the lawsuit. Appeals were filed against the sentence by Chesf and the MPF, and they are awaiting judgment, being distributed by dependency in November 2016 to the Federal Judge rapporteur.

In December 2016, it was concluded for reporting and voting. This position remains unchanged until December 31, 2019; based on the assessment of its legal counsel, Chesf classified the risk of loss as possible, in the estimated amount of R$ 1 billion (R$ 1 billion as of December 31, 2018).

•    Collection of alleged losses to final consumers

This is a public civil action brought by Aneel with the intention of charging Chesf for alleged losses that final consumers of electric energy would have had with the delays in the works related to the so-called Shared Generation Facilities (ICGs). This loss would amount to R$ 1,471 million. Chesf received the summons and filed a challenge to the case in December 2015. A reply by Aneel was presented, and the judge dismissed the presentation of evidence required by Chesf. The Honorable Judge determined the MPF's subpoena for manifestation, which was held. Chesf petitioned to suspend the process, due to the strategy of taking the case to CCAF/AGU. In December 2017, the suspension request was granted for a period of 6 months. An application was filed with the CCAF/AGU in March 2018. There was a conciliation hearing, in which the parties showed no interest in reconciling. The process had been concluded for sentence since December 2018. In September 2019, a decision was rendered in which the claim was partially upheld to convict Chesf to reimburse the amounts paid by the CCEE. The sentencing court ruled that the Government was responsible for the delay, so that the aforementioned responsibility of Chesf would be limited to the percentage of its fault for the delays, which would be assessed by an expert in the sentence settlement phase. In November 2019, an appeal was filed by Aneel. In the same month, the migration of the process to the PJe was determined, and the time limit for Chesf's appeal has not yet started, due to the lack of publication of the sentence. This position remains unchanged as of December 31, 2019.

It is not possible to assess, at the present moment, what the outcome of the case would be, since this is the first action in the country to address the issue. Based on the assessment of its legal counsel, Chesf classified the risk of loss as possible, in the estimated amount of R$ 1,470,885 (R$ 1,470,885 as of December 31, 2018).

29.2.2 - Tax

As of December 31, 2019, the Company and its subsidiaries have tax lawsuits with probability of possible loss in the amount of R$ 12,131,337  (R$ 11,339,924 as of December 31, 2018).

Eletrosul

•    Tax aspects of law 12,783/2013

Infraction notice on RBNI's surplus compensation in the amount of R$ 547,500 on December 31, 2018. Provisional Measure No. 579/2012, converted into Law No. 12,783/2013, provided that, at the discretion of the Federal Government, the operation of the concession for the public electric energy transmission service could be extended. Upon acceptance of the conditions imposed by the granting authority, in December 2012, Eletrosul and the Federal Government agreed to extend the term of concession contract No. 057/2001, by defining the payment to be made to Eletrosul regarding the indemnity of non-amortized assets. Compensation from RGR funds allocated by law to cover the cost of reversing assets at the close and taking over of concessions in the electric energy sector, as well as the value of the new tariffs arising from the extension of the concession contract.

In March 2019, in view of the writ of mandamus previously filed against the declaratory action, by majority, the suspension of the demand for the tax credit of the indemnity issue was granted, issuing tutelage for this, being also motivated by the aspect of additional risk to Eletrosul regarding the regular continuity of public services provided.

Substantiated by an external legal opinion, which assigns a possible degree of risk to the loss, including in the judicial sphere. The updated amount, as of December 31, 2019, is estimated at R$ 574,213 (R$ 539,000 as of December 31, 2018).

Furnas

•    Administrative process

Transfer of administrative process No. 16682.720517/2011-98 (R$ 1,474,099 as of December 31, 2018) to the judicial sphere, after an unfavorable final administrative decision. With this change, a new numbering was given, passing to Process No. 5033017-06.2019.4.02.5101 (R$ 1,858,049 as of December 31, 2019), and it had its value increased by 20% as charges, reason for which the amount provisioned in the aforementioned annulment action is higher than the administrative proceeding in question;

•    PIS/COFINS

Process No. 16682.720516/2011-43 in the amount of R$ 1,438,031 (R$ 1,391,882 as of December 31, 2018), related to the infraction notice issued due to the alleged insufficiency of payment or declaration to PIS/COFINS. Compensation made without presentation of the suitable PERDCOMP document;

•    IRPJ and CSLL - Tax credit

Process No. 0085231-98.2015.4.02.5101 in the amount of R$ 863,086 (R$ 827,830 as of December 31, 2018), related to the Tax Foreclosure filed by the Federal Government for collection of tax credit constituted due to differences in IRPJ and CSLL calculated as a result of the accounting clearing procedure carried out by Furnas without the presentation of a suitable instrument;

•    Infraction notice - tax loss

Process No. 16682.722946/2015-23 in the amount of R$ 673,225 (R$ 717,044 as of December 31, 2018), referring to the infraction notice due to the use of expenses in 2000 as a tax loss recorded in 2010 and, therefore, offset in calendar years 2009, 2010 and 2011. Expenses deducted in calendar year 2010 were disallowed by the tax authority;

•    IRPJ and CSLL - Administrative process

Process No. 16682.722216/2017-94 in the amount of R$ 528,363 (R$ 501,427 as of December 31, 2018), related to the Administrative Process regarding the issue of the IRPJ and CSLL assessment on the tax authority's own initiative, of the period from 01/2012 to 12/2012, plus estimate fines and those assessed by the tax authority.

Chesf

•    Indemnity related to the Xingó Plant - ICMS

Action brought by the Municipality of Canindé do São Francisco, requiring the declaration of added value due in view of the amount received from the Federal Government by Chesf, pertinent to the indemnity referring to the Xingó Plant. The Municipality of Canindé do São Francisco basically pleads: (a) that the State of Sergipe proceeds to include the amount of R$ 2,925,318 in the Added Value of the base year of 2013, recalculating the IPM due to the Xingó Hydroelectric Power Plant compound, in the same way to the subsequent years, for effect in the participation of the ICMS apportionment in 2017, with transfer of data to the TCE/SE for republishing Deliberative Act No. 884/2016, under penalty of a daily fine of R$ 100,000.00; and b) that the State of Sergipe be compelled to, within 48 hours, add to the file the map with the calculation of the ICMS added value of the Plaintiff Municipality, referring to the years 2013, 2014, 2015 and 2016, highlighting if there was, in the composition of the value of the respective IPM, the inclusion of the values perceived by Chesf as an advance, in the form of item “a” above. (c) recognize the legal-tax relationship arising from the anticipation of revenue made by the Federal Government in favor of Chesf, as a taxable tax element, attesting to its inclusion of the ICMS amount due and the distribution product allocated to the VAF - Added Value of the Municipality of Canindé de São Francisco; (d) all Defendants be compelled to make the accounting and financial adjustments necessary for inclusion in the Added Value in the base year of 2013 of the amount of R$ 2,925,318,050.00, recalculating the IPM and participation in the ICMS apportionment, due to the Xingó Hydroelectric Power Plant compound for all subsequent years, convicting them to pay the Claimant the values unduly suppressed since 2013, in an amount to be determined by an accounting review carried out in the records. The Federal Government, when cited in the context of Federal Justice, claimed its passive illegitimacy and requested the exclusion of the dispute. Chesf presented its defense. The federal court dismissed the emergency relief of the municipality, and this decision was challenged by an interlocutory appeal, and maintained by TRF. The Government's request for passive illegitimacy was accepted. An order was issued requiring the parties to proceed with the specification of evidence. In March 2018, Chesf had petitioned, requiring the production of accounting expert evidence, to be carried out by an accounting specialist in the electric energy sector. In April 2018, the Municipality requested the suspension of the case. In September 2018, the Federal Government petitioned expressing interest in the case, and the Municipality was summoned to express its opinion on the Government's entry in October 2018. The state court determined the suspension of the case pending the decision of the Federal Court on jurisdiction. The request was upheld and the process was referred to the Federal Court. In July 2019, a decision by the Federal Court was issued, once again determining the referral of the case to the State Court. Of this decision, interlocutory appeals were filed by Chesf and the Federal Government in September 2019, which, on December 31, 2019, are still pending judgment.

Based on the assessment of its legal advisors, Chesf classified the risk of loss as possible, in the estimated amount of R$ 2,925,318 (R$ 2,925,318 on December 31, 2018).

29.2.3 - Labor

As of December 31, 2019, the Company and its subsidiaries have labor lawsuits of R$ 5,900,822 (R$ 5,145,030 as of December 31, 2018), the likelihood of loss being possible, where no provision is made.

Electronuclear

•    Union of Engineers of the State of Rio de Janeiro - SENGE

The main controversy whose amount involved as of December 31, 2019 is R$ 527,931 (R$ 473,462 as of December 31, 2018) lies in the interpretation of the res judicata that limited the payment of the URP index only for the month of February 1989. However, in the liquidation phase, the other party claimed that the 26.05% index should be applied month by month until it is incorporated into the remuneration of the replaced employees or until their resignation. There is a possibility of having a judicial decision ratifying the historical value of R$ 359,671, calculated by the judicial expert in 2014. It should be noted that the Attorney General's Office (AGU) entered the case file.

The AGU has a legal thesis that is in line with the defense of the subsidiary Eletronuclear, by explaining that:

a)The decision in the liquidation/execution phase, which establishes the right to incorporate URP/1989 in the remuneration of the replaced employees, is against the decision that has already been res judicata;

b)The amount demanded based on the final and unappealable decision, that is, the payment of the URP relating only to the month of February 1989, has already been paid, due to the existence of a Collective Agreement agreed in 1989, between the parties to the present lawsuit, whose content deals specifically with the discharge of URP/1989. At the moment there is a report issued by the expert of the Court. In November 2017, a judicial decision was published for the parties to manifest themselves in relation to the expert report that answered the questions presented by Eletronuclear. In this report, the Court Expert, by sampling, pointed out that the amounts indicated in the collective agreement specific to the URP of February 1989 were paid.

In March 2018, it was published, addressed to the plaintiff, so that it may offer a statement regarding the petition presented by the defendant.

On January 29, 2019, a decision was published for Eletronuclear to pay the debt or present a defense, which inaugurated the process execution phase. In any case, in the decision, Eletronuclear was exempted from offering assets for attachment to file a possible defense. A motion for clarification was filed by Eletronuclear, with no published judgment decision. A decision was published in July 2019 for Eletronuclear to pay the Court expert's fee, which has already been carried out.